Equity (Details) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Sep. 13, 2020 USD ($) $ / shares shares	Sep. 08, 2020 shares	Aug. 13, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) shares	Feb. 21, 2020	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2021 £ / shares $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2021 $ / shares
Equity (Details) [Line Items]
Description of board of directors					The Third SAFE will be automatically converted into the same class of shares of capital stock as those issued in a Qualifying Financing at a price per share equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the Qualifying Financing, and (ii) $1.526 per share. If a Qualified Financing is not consummated within 12 months commencing as of the Effective Date (as such term is defined in the Third SAFE), the funds will automatically be converted at a price per share of $1.526. In addition to the shares issued to the investors upon conversion of the Third SAFE, the Third SAFE investors shall be entitled to an option to purchase additional identical number of shares, from the same class of the shares issued to them upon conversion of their investment under the Third SAFE, for an exercise price of $1.696 per share. This option shall be valid for a period of 36 months commencing as of the Effective Date of the agreement. An aggregate amount of $579 has been received by the Company pursuant to the Third SAFE in 2020, including $100 and $30 from Triple V and A-Labs, respectively. In March 2021, in the absence of qualified financing during the 12 months following the effective date of such Third SAFE, the Company converted the investment provided to it under the Third SAFE dated March 2020 into an aggregate of 379,593 Ordinary Shares of the Company at a price per share of $1.526.	the Board of Directors of the Company approved a capital raise in the form of Simple Agreements for Future Equity (“SAFE”). Pursuant to the SAFE, upon consummation of an investment round in shares of capital stock of the Company in the amount of not less than $ 2,000 (in addition to the funds raised under the SAFEs) (the “Qualifying Financing”), the funds raised under the SAFEs will automatically be converted into the same class of shares of capital stock as those issued in the Qualifying Financing at a price per share equal to the lower of: (i) a 25% discount on the base (undiscounted) price per share of the Qualifying Financing; and (ii) $1.367 per share(the “Default Price”). If a Qualified Financing is not consummated within 12 months as of the Effective Date (as such term is defined in the SAFEs), the funds raised under the SAFEs will automatically be converted at a price per share equal to the Default Price pursuant to the terms set forth in the SAFEs. Following the approval of the Board of Directors, during April 2019, the Company entered into SAFEs with certain investors pursuant to which an amount of $428 was raised by the Company, including $150 and $100 from Triple V and A-Labs respectively. A Qualified Financing was not consummated before April 25, 2020, and thus the funds raised under the SAFE were automatically converted into 312,849 Ordinary Shares at a price per share equal to the Default Price.
Additional capital raise (in Dollars) | $			$ 1,000
Discount price base percentage			25.00%
Default price per share (in Dollars per share) | $ / shares			$ 1.367
Convertible price per share (in Dollars per share) | $ / shares			1.367
Exercise price (in Dollars per share) | $ / shares			$ 1.953
Investors pursuant amount (in Dollars) | $			$ 978
Aggregate of ordinary shares | shares								268,179	716,136
Description of investment provided	the Company converted the investment provided to it under the Fourth SAFE into 165,654 Ordinary Shares of the Company. Such conversion reflected a price of $1.811 per share. Pursuant to the terms of the Fourth SAFE, upon the Fourth SAFE conversion, the investor under the Fourth SAFE received an option to purchase an additional identical number of Ordinary Shares of the Company at a price of $2.743 per share.
Price per share (in Dollars per share) | $ / shares								$ 1.953
Price per share (in Dollars per share) | £ / shares								$ 0.001	£ 0.001
Price Per Share (in Dollars per share) | $ / shares										$ 1.953
Exercise share outstanding | shares								254,524
Description of several investors exercised								several investors exercised the options that was granted to them under the Third SAFE dated August 30, 2019, to an aggregate of 115,661 Ordinary Shares at a price of $1.696 per share. 311,060 options are outstanding and can be exercised until March 31,2023.
Consideration of attributed to the shares (in Dollars) | $				$ 1,171
Purchase agreements description							the Company signed separate share purchase agreements with several investors, including A-Labs and one of the Company’s service providers which is a related party. Pursuant to these agreements, the Company issued to the investors 425,183 Ordinary shares in consideration for $444, reflecting a price of $1.044 per share. The Ordinary shares issued include 47,893 shares and 33,391 shares that were issued to A-Labs and one of the Company’s service providers, respectively.
SAFE [Member]
Equity (Details) [Line Items]
Additional raise up capital (in Dollars) | $			1,500
Awake Agreement [Member]
Equity (Details) [Line Items]
Consideration amount (in Dollars) | $				$ 2,000
Ordinary shares, issued | shares				264,201
Triple V [Member]
Equity (Details) [Line Items]
Investors pursuant amount (in Dollars) | $			$ 250
Mr. Datika [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares | shares	146,306
Price per share (in Dollars per share) | $ / shares	$ 1.953
New Investor [Member]
Equity (Details) [Line Items]
Consideration amount (in Dollars) | $	$ 1,500
Ordinary shares, issued | shares	621,375							596,659
Warrant to purchase | shares	596,659
Ordinary shares per share price (in Dollars per share) | $ / shares	$ 2,514							$ 2.514
INX Token [Member]
Equity (Details) [Line Items]
Ordinary shares, issued | shares				1,481,481
Purchased of ordinary shares | shares		1,500
INX Token Liability [Member]
Equity (Details) [Line Items]
Consideration of attributed to the shares (in Dollars) | $				$ 829